Financial instruments (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
Fair value of financial instruments

2016	Carrying amount	Fair Value	Level 1	Level 2	Level 3
Notes receivable	$38,183	$47,933	$—	$47,933	$—
Derivative instruments (1):
Energy contracts designated as a cash flow hedge	84,554	84,554	—	—	84,554
Interest rate swap designated as a hedge	48,093	48,093	—	48,093	—
Currency forward contract not designated as a hedge	17,864	17,864	—	17,864	—
Commodity contracts for regulated operations	359	359	—	359	—
Total derivative instruments	150,870	150,870	—	66,316	84,554
Total financial assets	$189,053	$198,803	$—	$114,249	$84,554
Long-term debt	$3,913,415	$3,999,266	$517,637	$3,481,629	$—
Convertible debentures	358,619	455,975	455,975	—	—
Preferred shares, Series C	18,460	18,613	—	18,613	—
Derivative instruments (1):
Cross-currency swap designated as a net investment hedge	95,404	95,404	—	95,404	—
Interest rate swap designated as a hedge	13,385	13,385	—	13,385	—
Commodity contracts for regulated operations	36	36	—	36	—
Total derivative instruments	108,825	108,825	—	108,825	—
Total financial liabilities	$4,399,319	$4,582,679	$973,612	$3,609,067	$—
(1) Balance of $314 associated with certain weather derivatives have been excluded, as they are accounted for based on intrinsic value rather than fair value.

25.	Financial instruments (continued)
(a)Fair value of financial instruments (continued)

2015	Carrying amount	Fair Value	Level 1	Level 2	Level 3
Notes receivable	$119,383	$126,468	$—	$126,468	$—
Derivative instruments:
Energy contracts designated as a cash flow hedge	88,357	88,357	—	—	88,357
Commodity contracts for regulatory operations	4	4	—	4	—
Total derivative instruments	88,361	88,361	—	4	88,357
Total financial assets	$207,744	$214,829	$—	$126,472	$88,357
Long-term debt	$1,486,795	$1,547,346	$511,829	$1,035,517	$—
Preferred shares, Series C	18,527	17,303	—	17,303	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	446	446	—	—	446
Cross-currency swap designated as a net investment hedge	101,559	101,559	—	101,559	—
Interest rate swaps designated as a hedge	9,659	9,659	—	9,659	—
Interest rate swaps not designated as a hedge	1,918	1,918	—	1,918	—
Commodity contracts for regulated operations	1,676	1,676	—	1,676	—
Total derivative instruments	115,258	115,258	—	114,812	446
Total financial liabilities	$1,620,580	$1,679,907	$511,829	$1,167,632	$446

Summary of Commodity Volumes Associated with Derivative Contracts	The following are commodity volumes, in dekatherms (“dths”) associated with the above derivative contracts:

2016
Financial contracts: Gas swaps	384,999
Gas options	844,167
1,229,166

Impact of Change in Fair Value of Natural Gas Derivative Contracts
The following table presents the impact of the change in the fair value of the Company’s natural gas derivative contracts had on the consolidated balance sheets:

		2016		2015
Regulatory assets:
Gas swap contracts	U.S.	$—	U.S.	$1,058
Gas option contracts	U.S.	$27	U.S.	$154
Regulatory liabilities:
Gas swap contracts	U.S.	$175	U.S.	$3
Gas option contracts	U.S.	$92	U.S.	$—

Long-Term Energy Derivative Contracts
The Company reduces the price risk on the expected future sale of power generation at Sandy Ridge, Senate and Minonk Wind Facilities by entering into the following long-term energy derivative contracts.

Notional quantity (MW-hrs)	Expiry	Receive average prices (per MW-hr)		Pay floating price (per MW-hr)
686,340	December 2022	U.S. $	42.81	PJM Western HUB
2,930,009	December 2022	U.S. $	30.25	NI HUB
3,663,549	December 2027	U.S. $	36.46	ERCOT North HUB

Derivative Financial Instruments Designated as Cash Flow Hedge, Effect on Consolidated Statement of Operations
The following table summarizes OCI attributable to derivative financial instruments designated as a cash flow hedge:

	2016	2015

Effective portion of cash flow hedge, gain	$34,355	$21,932
Amortization of cash flow hedge	(47)	(36)
Gain reclassified from AOCI	(7,554)	(5,731)
OCI attributable to shareholders of APUC	$26,754	$16,165

Effects on Statement of Operations of Derivative Financial Instruments Not Designated as Hedges
The effects on the consolidated statements of operations of derivative financial instruments not designated as hedges consist of the following:

	2016	2015
Change in unrealized loss (gain) on derivative financial instruments:
Interest rate swaps	$—	$(1,383)
Energy derivative contracts	(426)	886
Currency forward contract	(19,810)	1,918
Total change in unrealized loss (gain) on derivative financial instruments	$(20,236)	$1,421
Realized loss (gain) on derivative financial instruments:
Interest rate swaps	—	1,498
Energy derivative contracts	951	(579)
Currency forward contract	(1,371)	—
Total realized loss (gain) on derivative financial instruments	$(420)	$919
Loss (gain) on derivative financial instruments not accounted for as hedges	(20,656)	2,340
Ineffective portion of derivative financial instruments accounted for as hedges	1,518	(2,610)
	$(19,138)	$(270)
Amounts recognized in the consolidated statements of operations consist of:
Gain on derivative financial instruments	$(15,849)	$(2,188)
Loss (gain) on foreign exchange	$(3,289)	$1,918
	$(19,138)	$(270)

Maximum Credit Risk Exposure for Financial Instruments
As of December 31, 2016, the Company’s maximum exposure to credit risk for these financial instruments was as follows:

	December 31, 2016
	Canadian $	US $
Cash and cash equivalents and restricted cash	$16,874	$1,578,704
Accounts receivable	14,571	135,660
Allowance for doubtful accounts	—	(5,261)
Notes receivable	31,406	5,048
	$62,851	$1,714,151

Liabilities Maturity Profile
The Company’s liabilities mature as follows:

	Due less than 1 year		Due 2 to 3 years	Due 4 to 5 years	Due after 5 years	Total
Long-term debt obligations	$1,871,864		$745,301	$304,890	$979,210	$3,901,265
Convertible Debentures	—	—	—	—	358,619	358,619
Advances in aid of construction	3,140		—	—	102,051	105,191
Interest on long-term debt	194,831		152,976	110,718	347,700	806,225
Purchase obligations	398,910		—	—	—	398,910
Environmental obligation	4,043		23,933	7,123	41,754	76,853
Derivative financial instruments:
Cross-currency swap	4,144		7,660	49,358	34,242	95,404
Interest rate swaps	—		13,385	—	—	13,385
Energy derivative and commodity contracts	34		2	—	—	36
Other obligations	32,624		—	—	47,212	79,836
Total obligations	$2,509,590		$943,257	$472,089	$1,910,788	$5,835,724